Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Abstract]
Retained earnings	¥ 124,398			$ 17,607		¥ 126,268
Acquisition of licensed copyrights from nonmonetary content exchanges	939	$ 133	¥ 177
Customer Deposits And Deferred Revenue [Member]
Accounting Policies [Abstract]
Contract with Customer, Liability, Revenue Recognized	3,100	435
Contract with customers liabilities	5,500			785		5,300
Licensed copyrights | Mainland China Film Group
Accounting Policies [Abstract]
Impairment of finite lived intangible assets	390	55
Produced Content | Mainland China Film Group
Accounting Policies [Abstract]
Impairment of finite lived intangible assets	210	30
Accounting Standards Update 2016-13
Accounting Policies [Abstract]
Retained earnings					¥ (314)
Allowances for credit losses on accounts receivable and contract assets	1,353			191		935
Provisions for credit losses on accounts receivable and contract assets	313	44
Provision for write-offs charged against the allowance	¥ 27	$ 4
Maximum | Selling and Marketing Expense [Member]
Accounting Policies [Abstract]
Maturity period used to classify marketing services payment terms	3 months	3 months
iQIYI Licensed Copyright
Accounting Policies [Abstract]
Acquisition of licensed copyrights from nonmonetary content exchanges	¥ 939	$ 133	177
Barter transaction, Cost Recognized	¥ 706	$ 100	¥ 174
Short-term Investments | Minimum
Accounting Policies [Abstract]
Maturity period used to classify short-term investments	3 months	3 months
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify short-term investments	12 months	12 months
Other non-current assets
Accounting Policies [Abstract]
Produced content, net	¥ 4,400			625		4,400
Other Current Assets, net
Accounting Policies [Abstract]
Contract assets	1,500			215		1,900
Allowance for doubtful accounts receivable	¥ 34			$ 5		¥ 7